Group companies (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of subsidiaries [abstract]
Disclosure of interests in subsidiaries
The following table details the subsidiaries that comprised the Group as of December 31, 2018 and 2017:

			2018	2017
	Activities	Country of incorporation and operation	Ownership percentage held if not 100%	Ownership percentage held if not 100%
Details of principal subsidiary undertakings:
Operating companies (unless otherwise stated):
Adeco Agropecuaria S.A.	(a)	Argentina	—	—
Pilagá S.A.	(a)	Argentina	99.94%	99.94%
Cavok S.A.	(a)	Argentina	51%	51%
Establecimientos El Orden S.A.	(a)	Argentina	51%	51%
Bañado del Salado S.A.	(a)	Argentina	—	—
Agro Invest S.A.	(a)	Argentina	51%	51%
Forsalta S.A.	(a)	Argentina	51%	51%
Dinaluca S.A.	(a)	Argentina	—	—
Simoneta S.A.	(a)	Argentina	—	—
Compañía Agroforestal S.M.S.A.	(a)	Argentina	—	—
Energía Agro S.A.U.	(a)	Argentina	—	—
L3N S.A.	(e)	Argentina	—	—
Adeco Agropecuaria Brasil Ltda.	(b)	Brazil	—	—
Adecoagro Vale do Ivinhema Ltda. ("AVI")	(b)	Brazil	—	—
Adecoagro Commodities Ltda.	(b)	Brazil	—	—
Usina Monte Alegre Ltda. ("UMA")	(b)	Brazil	—	—
Adecoagro Energia Ltda.	(b)	Brazil	—	—
Kelizer S.A.	(a)	Uruguay	—	—
Agroglobal S.A. (f.k.a. Adecoagro Uruguay S.A.)	(a)	Uruguay	—	—
Holdings companies:
Adeco Brasil Participações S.A.	—	Brazil	—	—
Adecoagro LP S.C.S.	(d)	Luxembourg	—	—
Adecoagro GP S.a.r.l.	—	Luxembourg	—	—
Ladelux S.C.A.	—	Uruguay	—	—
Spain Holding Companies	(c)	Spain	—	—

(a) Mainly crops, rice, cattle and others.

(b) Mainly sugarcane, ethanol and energy.

(c) Comprised by (1) wholly owned subsidiaries: Kadesh Hispania S.L.U.; Leterton España S.L.U.; Global Asterion S.L.U.; Global Acasto S.L.U.; Global Laertes S.L.U.; Global Seward S.L.U.; Global Pindaro S.L.U.; Global Pileo S.L.U.; Peak Texas S.L.U.; Peak City S.L.U.; Global Neimoidia S.L.U. and 51% controlled subsidiaries (see note 21): Global Acamante S.L.U.; Global Carelio S.L.U.; Global Calidon S.L.U.; Global Mirabilis S.L.U. Global Anceo S.L.U.Global Hisingen S.L.U.

(d) The continuer from the merger between Adecoagro LP and International Farmland Holdings LP.

(e) Mainly dairy